Revenue Attributed to Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Revenues	$ 355,966	$ 272,392	$ 217,218
Americas
Revenue:
Revenues	202,373	163,464	138,988
EMEA
Revenue:
Revenues	134,133	94,976	67,981
Asia Pacific
Revenue:
Revenues	$ 19,460	$ 13,952	$ 10,249